Provisions - Other provisions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other provisions [abstract]
Provisions	$ 117,795,000	$ 107,516,000	$ 142,727,000
Other Provisions Provisions For Taxes
Other provisions [abstract]
Provisions	7,508,000	5,848,000
Other Provisions for Reclaiming Land
Other provisions [abstract]
Provisions	$ 9,280,000	$ 9,099,000